CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31,
	2019	2018

Denominated in U.S. dollars	1,034	315
Denominated in NIS	129	280
Denominated in Euro	465	397

	1,628	992